REVENUE RECOGNITION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Balance, beginning of period	$ 1,019	$ 981
Accruals	957	826
Settlements	(691)	(788)
Balance, end of period	$ 1,285	$ 1,019